Commitments and Contingencies (Details)	Dec. 31, 2019 $ / shares shares
Matrix [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement	1,569,098
Formula's Series A Secured Debentures	4,128,865
Matrix [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | $ / shares	$ 6,031,761
Magic [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement	760,323
Formula's Series A Secured Debentures	5,825,681
Magic [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | $ / shares	$ 2,411,474
Sapiens [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement	511,920
Formula's Series A Secured Debentures	1,260,266
Sapiens [Member] | EUR [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | $ / shares	$ 2,957,590